Performance Management	Dec. 31, 2025
Brookfield Global Listed Real Estate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2025, and by showing how the Fund’s average annual total returns for one-, five-, and ten-year periods and since inception compare with those of a broad measure of market performance and an additional index that has investment characteristics similar to those of the Fund. On March 25, 2021, the Board, on behalf of the Fund, approved a proposal to close the Fund’s Class I Shares (the “Legacy Class I Shares”). Following the close of business on April 30, 2021, shareholders holding the Legacy Class I Shares had their shares automatically converted (the “Conversion”) into the Fund’s Class Y Shares (the “Legacy Class Y Shares”). Following the conversion, the Fund’s Legacy Class Y Shares were renamed “Class I Shares” (the “new Class I Shares”). As a result of the Conversion, the Fund’s new Class I Shares adopted the Legacy Class Y Shares’ performance and accounting history. Figures shown in the bar chart reflect the performance history of the Fund’s new Class I Shares (i.e., the Legacy Class Y Shares). The Fund’s Legacy Class I Shares and Legacy Class Y Shares had substantially similar returns because (i) the shares were invested in the same portfolio of securities; and (ii) the shares had the same expense structure. For periods prior to April 30, 2021, the performance information for the Fund’s new Class I Shares reflects the performance history of the Legacy Class Y Shares. The Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance is available at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund or by calling 1-855-244-4859.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2025, and by showing how the Fund’s average annual total returns for one-, five-, and ten-year periods and since inception compare with those of a broad measure of market performance and an additional index that has investment characteristics similar to those of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Prior to the fiscal year ended December 31, 2021, the returns shown in the bar chart are for the Legacy Class Y Shares. The Class A Shares and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses, such as sales loads that are not reflected in the bar chart. If sales loads were reflected, the Fund’s returns would have been less than those shown.
Bar Chart [Heading]	Class I Shares Calendar Year Returns as of December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

(1)Prior to the fiscal year ended December 31, 2021, the returns shown in the bar chart are for the Legacy Class Y Shares. The Class A Shares and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses, such as sales loads that are not reflected in the bar chart. If sales loads were reflected, the Fund’s returns would have been less than those shown.

Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the highest return for a calendar quarter was 16.29% (quarter ended September 30, 2024) and the lowest return for a calendar quarter was –28.18% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	16.29%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(28.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025, with maximum sales charge, if applicable
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.
Performance [Table]
Average Annual Total Returns for the periods ended December 31, 2025, with maximum sales charge, if applicable
	One Year	Five Years	Ten Years	Since Inception (1)
Class I Shares (Legacy Class Y Shares)
Return Before Taxes	11.09%	3.04%	3.04%	5.89%
Return After Taxes on Distributions	10.15%	2.31%	1.93%	4.39%
Return After Taxes on Distributions and Sale of Fund Shares	6.78%	2.14%	1.97%	4.15%
Class A Shares
Return Before Taxes	5.49%	1.78%	2.28%	4.28%
Class C Shares
Return Before Taxes	8.95%	2.01%	2.02%	3.87%
MSCI World Index(2)	21.60%	12.66%	12.74%	12.38%
FTSE EPRA Nareit Developed Index(3)	9.58%	2.76%	3.25%	5.40%

(1)   Class I (i.e., the Legacy Class Y Shares) was incepted on December 1, 2011, and Classes A and C were incepted on May 1, 2012.

(2)   The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

(3)   The FTSE EPRA Nareit Developed Index (USD) is designed to track the performance of listed real estate companies and REITS worldwide. The FTSE EPRA Nareit Developed Index (USD) references Legacy Class Y’s inception date (reflects no deduction for fees, expenses or taxes, except the reinvestment of dividends net of withholding taxes). The index presented is calculated on a total return basis net of foreign withholding taxes on dividends, and does not reflect fees, brokerage commissions, or other expenses. Net total return indexes reinvest dividends after the deduction of withholding taxes (for international indexes), using the tax rates applicable to non-resident investors who do not benefit from double taxation treaties.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares (i.e., the Legacy Class Y Shares) and after-tax returns for other classes will vary due to the differences in expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes, except the reinvestment of dividends net of withholding taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for Class I Shares (i.e., the Legacy Class Y Shares) and after-tax returns for other classes will vary due to the differences in expenses. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.

Performance Availability Website Address [Text]	https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund
Performance Availability Phone [Text]	1-855-244-4859
Brookfield Global Listed Infrastructure Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2025, and by showing how the Fund’s average annual total returns for one-, five-, and ten-year periods and since inception compare with those of a broad measure of market performance and additional indices that have investment characteristics similar to those of the Fund. On March 25, 2021, the Board, on behalf of the Fund, approved a proposal to close the Fund’s Class I Shares (the “Legacy Class I Shares”). Following the close of business on April 30, 2021, shareholders holding the Legacy Class I Shares had their shares automatically converted (the “Conversion”) into the Fund’s Class Y Shares (the “Legacy Class Y Shares”). Following the Conversion, the Fund’s Legacy Class Y Shares were renamed “Class I Shares” (the “new Class I Shares”). As a result of the Conversion, the Fund’s new Class I Shares adopted the Legacy Class Y Shares’ performance and accounting history. Figures shown in the bar chart reflect the performance history of the Fund’s new Class I Shares (i.e., the Legacy Class Y Shares). The Fund’s Legacy Class I Shares and Legacy Class Y Shares had substantially similar returns because (i) the shares were invested in the same portfolio of securities; and (ii) the shares had the same expense structure. For periods prior to April 30, 2021, the performance information for the Fund’s new Class I Shares reflects the performance history of the Legacy Class Y Shares. The Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available at https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund or by calling 1-855-244-4859.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2025, and by showing how the Fund’s average annual total returns for one-, five-, and ten-year periods and since inception compare with those of a broad measure of market performance and additional indices that have investment characteristics similar to those of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Prior to the fiscal year ended December 31, 2021, the returns shown in the bar chart are for the Legacy Class Y Shares. The Class A Shares and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses, such as sales loads that are not reflected in the bar chart. If sales loads were reflected, the Fund’s returns would have been less than those shown.
Bar Chart [Heading]	Class I Shares Calendar Year Returns as of December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

(1)          Prior to the fiscal year ended December 31, 2021, the returns shown in the bar chart are for the Legacy Class Y Shares. The Class A Shares and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses, such as sales loads that are not reflected in the bar chart. If sales loads were reflected, the Fund’s returns would have been less than those shown.

Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the highest return for a calendar quarter was 16.15% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was -20.10% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	16.15%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(20.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025, with maximum sales charge, if applicable
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.
Performance [Table]
Average Annual Total Returns for the periods ended December 31, 2025, with maximum sales charge, if applicable
	One Year	Five Years	Ten Years	Since Inception (1)
Class I Shares (Legacy Class Y Shares)
Return Before Taxes	13.04%	6.95%	6.90%	6.68%
Return After Taxes on Distributions	5.91%	4.74%	5.62%	5.58%
Return After Taxes on Distributions and Sale of Fund Shares	11.43%	5.13%	5.36%	5.30%
Class A Shares
Return Before Taxes	7.42%	5.65%	6.13%	5.99%
Class C Shares
Return Before Taxes	11.09%	5.89%	5.84%	5.07%
MSCI World Index(2)	21.60%	12.66%	12.74%	12.38%
FTSE Global Core Infrastructure 50/50 Index(3)	15.30%	7.81%	8.65%	8.76%
Dow Jones Brookfield Global Infrastructure Composite Index(4)	14.05%	9.04%	7.35%	7.57%
(1)

Class A was incepted on December 29, 2011, Class C was incepted on May 1, 2012, and Class I (i.e., the Legacy Class Y Shares) was incepted on December 1, 2011. The Dow Jones Brookfield Global Infrastructure Composite Index references the Legacy Class Y’s inception date.

(2)	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
(3)

The FTSE Global Core Infrastructure 50/50 Index gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors. The constituent weights are adjusted as part of the semi-annual review according to three broad industry sectors - 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. Company weights within each group are adjusted in proportion to their investable market capitalization. Data for the FTSE Global Core Infrastructure 50/50 Index (USD) is unavailable prior to its inception date of March 2, 2015.

(4)

The Dow Jones Brookfield Global Infrastructure Composite Index is calculated and maintained by S&P Dow Jones Indexes and comprises infrastructure companies with at least 70% of their annual cash flows derived from owning and operating infrastructure assets, including MLPs. Brookfield has no direct role in the day-to-day management of any Brookfield co-branded indexes.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares (i.e., the Legacy Class Y Shares) and after-tax returns for other classes will vary due to the differences in expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for Class I Shares (i.e., the Legacy Class Y Shares) and after-tax returns for other classes will vary due to the differences in expenses. Furthermore, after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.

Performance Availability Website Address [Text]	https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund
Performance Availability Phone [Text]	1-855-244-4859
Brookfield Next Generation Infrastructure Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the performance history of the Fund and Brookfield Global Renewables & Sustainable Infrastructure LP (the “Predecessor Fund”). As of the close of business on February 4, 2022, the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for Class I Shares of the Fund. As a result of the Reorganization, the Fund’s Class I Shares adopted the Predecessor Fund’s performance history. The Predecessor Fund was an unregistered limited partnership, did not qualify as a regulated investment company for federal income purposes and did not have a distribution policy (i.e., the Predecessor Fund did not pay dividends and distributions). As a result of the different tax treatment, after-tax returns for the Predecessor Fund are not shown. Figures shown in the bar chart reflect the performance history of the Fund’s Class I Shares and do not reflect sales charges. For periods prior to February 4, 2022, the performance information for the Fund’s Class I Shares reflects the performance history of the Predecessor Fund. If sales charges were reflected, returns would be less than these shown. The performance table shows how the

Fund’s average annual total returns compare with those of a broad measure of market performance and additional indices that have investment characteristics similar to those of the Fund. The Fund’s Class A and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses. Updated performance information is available on the Fund’s website at https://privatewealth.brookfield.com/fund/brookfield-next-generation-infrastructure-fund or by calling 1-855-244-4859.

Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the performance history of the Fund and Brookfield Global Renewables & Sustainable Infrastructure LP (the “Predecessor Fund”).
Performance Additional Market Index [Text]	The performance table shows how the Fund’s average annual total returns compare with those of a broad measure of market performance and additional indices that have investment characteristics similar to those of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Figures do not reflect sales charges. If they did, returns would be lower. For periods prior to February 4, 2022, the bar chart reflects the performance history of the Predecessor Fund. The Class A Shares and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses, such as sales loads that are not reflected in the bar chart. If sales loads were reflected, the Fund’s returns would have been less than those shown.
Bar Chart [Heading]	Class I Shares Period Returns as of December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

(1)Figures do not reflect sales charges. If they did, returns would be lower. For periods prior to February 4, 2022, the bar chart reflects the performance history of the Predecessor Fund. The Class A Shares and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses, such as sales loads that are not reflected in the bar chart. If sales loads were reflected, the Fund’s returns would have been less than those shown.

Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the highest return for a calendar quarter was 38.61% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -15.18% (quarter ended September 30, 2023).

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	38.61%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(15.18%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025, with maximum sales charge, if applicable.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.
Performance [Table]
Average Annual Total Returns for the periods ended December 31, 2025, with maximum sales charge, if applicable.
	One Year	Five Years	Since Inception (1)
Class I Shares
Return Before Taxes	30.27%	0.18%	9.35%
Return After Taxes on Distributions	22.45%	-1.18%	8.16%
Return After Taxes on Distributions and Sale of Fund Shares	20.52%	-0.08%	7.27%
MSCI World Index(2)	21.60%	12.66%	14.42%
S&P Global Clean Energy Transition Index(3)	46.81%	-8.79%	8.49%
FTSE Global Core Infrastructure 50/50 Index(4)	15.30%	7.81%	6.34%

(1)Prior to February 4, 2022, the performance information quoted reflects the performance information from the inception date of the Predecessor Fund (October 1, 2019).

(2)The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index references the Predecessor Fund’s inception date.

(3)The S&P Global Clean Energy Transition Index (formerly known as S&P Global Clean Energy Index) is designed to measure the performance of companies in global clean energy-related businesses from both developed and emerging markets, with a target constituent count of 100.

(4)The FTSE Global Core Infrastructure 50/50 Index gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors. The constituent weights are adjusted as part of the semi-annual review according to three broad industry sectors - 50% Utilities, 30% transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. Company weights within each group are adjusted in proportion to their investable market capitalization.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares and after-tax returns for other classes will vary due to the differences in expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for Class I Shares and after-tax returns for other classes will vary due to the differences in expenses. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.

Performance Availability Website Address [Text]	https://privatewealth.brookfield.com/fund/brookfield-next-generation-infrastructure-fund
Performance Availability Phone [Text]	1-855-244-4859
Oaktree Emerging Markets Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2025, and by showing how the Fund’s average annual total returns for one-year and since inception compare with those of a broad measure of market performance. The Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance is available at https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund or by calling 1-855-244-4859.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2025, and by showing how the Fund’s average annual total returns for one-year and since inception compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns shown in the bar chart are for the Class I Shares. The Class A Shares and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses, such as sales loads that are not reflected in the bar chart. If sales loads were reflected, the Fund’s returns would have been less than those shown.
Bar Chart [Heading]	Class I Shares Calendar Year Returns as of December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
(1)

The returns shown in the bar chart are for the Class I Shares. The Class A Shares and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses, such as sales loads that are not reflected in the bar chart. If sales loads were reflected, the Fund’s returns would have been less than those shown.

Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the highest return for a calendar quarter was 18.26% (quarter ended September 30, 2025) and the lowest return for a calendar quarter was -11.80% (quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	18.26%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(11.80%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025, with maximum sales charge, if applicable
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.
Performance [Table]
Average Annual Total Returns for the periods ended December 31, 2025, with maximum sales charge, if applicable
	One Year	Since Inception (1)
Class I Shares
Return Before Taxes	46.02%	3.10%
Return After Taxes on Distributions	45.40%	2.68%
Return After Taxes on Distributions and Sale of Fund Shares	27.78%	2.43%
Class A Shares
Return Before Taxes	38.75%	10.34%
MSCI Emerging Markets Net Total Return (USD) Index (2)	33.57%	2.87%
(1) (2)

Reflects the performance information from the inception date of the Class I Shares (June 3, 2021), and the Class A Shares (May 16, 2022).

The MSCI Emerging Markets Index captures large and mid-cap representation across 24 Emerging Markets (EM) countries. With 1,195 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. EM countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares and after-tax returns for other classes will vary due to the differences in expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for Class I Shares and after-tax returns for other classes will vary due to the differences in expenses. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.

Performance Availability Website Address [Text]	https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund
Performance Availability Phone [Text]	1-855-244-4859